Warrants liability (Tables)	12 Months Ended
Dec. 31, 2025
Warrants liability [Abstract]
Movements in Warrant Liabilities
Changes in the warrant liabilities for the years ended December 31, 2025 and 2024 are summarized as follows:

	Public warrants
	Number of warrants	Value

Warrants as of January 1, 2025	$16,812,123	$75,827,403
Change in fair value of warrant liabilities		(63,526,324)
Warrants exercised	(10,026)	(45,221)

Exchange rate effect	-	(4,290,442)
As of December 31 , 2025	$16,802,097	$7,965,416

	Public warrants
	Number of warrants	Value

Warrants assumed in connection with the business combination held on March 20, 2024	$16,875,000	$19,717,425
Change in fair value of warrant liabilities		51,946,426
Warrants exercised	(62,877)	(73,452)

Exchange rate effect	-	4,237,004
As of December 31 , 2024	$16,812,123	$75,827,403